Operating Segments	12 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Operating Segments

Note 3. Operating Segments

Operating segment information is disclosed on the same basis as information used for internal reporting purposes

At regular intervals, the board is provided management information for the Company’s cash position, the carrying values of exploration permits and Company cash forecast for the next twelve months of operation. On this basis, the board considers the consolidated entity operates in one segment being exploration of minerals and two geographical areas, being Australia and United States. For the financial year ended 30 June 2024 the Canadian assets relate to the investment in associate and the exploration asset has been eliminated due to the deconsolidation.

Geographical Information

	Interest Income			Geographical Non-Current Assets
	30 June 2025	30 June 2024	30 June 2023	30 June 2025	30 June 2024
	A$	A$	A$	A$	A$

Australia	22,452	270,381	7,397	255,537	511,073
Canada	-	-	-	-	7,104,167
United States	152,585	245	4,630	102,911,778	96,152,078

	175,037	270,626	12,027	103,167,315	103,767,318